Deferred Government Grants - Additional Information (Detail) (Deferred Government Grants) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Component of Other Income, Nonoperating [Abstract]
Government grants received	$ 487	2,950	15,850	1,000